Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation	Stock-Based CompensationIn 2019, the Board adopted the Semrush Holdings, Inc. 2019 Stock Option and Grant Plan (the “2019 Plan”), which provides for the grant of qualified incentive stock options and nonqualified stock options or other awards, including restricted stock unit awards, to the Company’s employees, officers, directors, advisors, and outside consultants for the purchase of up to 8,682,600 shares of the Company’s common stock. In July 2020, the Plan was amended to provide for the grant of qualified incentive stock options and nonqualified stock options or other awards to the Company’s employees, officers, directors, advisors, and outside consultants for the purchase of up to 10,163,772 shares of the Company’s common stock. Stock options generally vest over a 4 year period and expire 10 years from the date of grant. Certain options provide for accelerated vesting if there is a change in control (as defined in the Plan).
The Semrush Holdings, Inc. 2021 Stock Option and Incentive Plan (the “2021 Plan”) was adopted by the Board March 3, 2021 and approved by stockholders on March 15, 2021 and became effective immediately prior to the effectiveness of the Company’s registration statement in connection with its IPO. The 2021 Plan replaced the 2019 Plan as the Board determined not to make additional awards under the 2019 Plan following the pricing of the Company’s IPO. The 2021 Plan allows the compensation committee of the Board to make equity-based and cash-based incentive awards to the Company’s officers, employees, directors and other key persons (including consultants).
The Company initially reserved 13,503,001 shares of Class A common stock for the issuance of awards under the 2021 Plan. The 2021 Plan provides that the number of shares reserved and available for issuance under the plan will automatically increase each January 1, beginning on January 1, 2022, by the lesser of 5% of the outstanding number of shares of Class A and Class B common stock on the immediately preceding December 31, or such lesser number of shares as determined by the compensation committee. This number is subject to adjustment in the event of a stock split, stock dividend or other change in our capitalization.
The Company accounts for stock-based compensation in accordance with the provisions of ASC 718, which requires the recognition of expense related to the fair value of stock-based compensation awards in the statements of operations. For stock-based awards issued under the Company’s stock-based compensation plans to employees and members of the Board for their services on the Board, the fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model as discussed further below. For RSUs granted subject to service-based vesting conditions, the fair value is determined based on the closing price of the Company’s Class A common stock, as reported on the New York Stock Exchange on the date of grant. RSUs granted subject to service-based vesting conditions generally vest over a four-year requisite service period. For all other service-based awards, the Company recognizes compensation expense on a straight-line basis over the requisite service period of the award with actual forfeitures recognized as they occur.
Given the absence of an active market for the Company’s common stock prior to the completion of the IPO, the Board, the members of which the Company believes have extensive business, finance, and venture capital experience, were required to estimate the fair value of the Company’s common stock at the time of each grant of a stock-based award. The Company and the Board utilized various valuation methodologies in accordance with the framework of the American Institute of Certified Public Accountants’ Technical Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation, to estimate the fair value of its common stock. Each valuation methodology included estimates and assumptions that require the Company’s judgment. These estimates and assumptions include a number of objective and subjective factors, in determining the value of the Company’s common stock at each grant date, including the following factors: (1) prices paid for the Company’s Preferred Stock, which the Company had sold to outside investors in arm’s-length transactions, and the rights, preferences, and privileges of the Company’s Preferred Stock and common stock; (2) valuations performed by an independent valuation specialist; (3) the Company’s stage of development and revenue growth; (4) the fact that the grants of stock-based awards involved illiquid securities in a private company; and (5) the likelihood of achieving a liquidity event for the common stock underlying the stock-based awards, such as an IPO or sale of the Company, given prevailing market conditions.
The Company believes this methodology to be reasonable based upon the Company’s internal peer company analyses, and further supported by several arm’s-length transactions involving the Company’s Preferred Stock. As the Company’s common stock is not actively traded, the determination of fair value involves assumptions, judgments, and estimates. If different assumptions were made, stock-based compensation expense, consolidated net income (loss) and consolidated net income (loss) per share could have been significantly different.
The Company has recorded stock-based compensation expense of $627 and $1,789 during the three and nine months ended September 30, 2021, respectively, and recorded $258 and $672 for the three and nine months ended September 30, 2020, respectively. The following table shows stock-based compensation expense by where the stock-based compensation expense is recorded in the Company’s unaudited condensed consolidated statement of operations:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Cost of revenue	$7	$5	$22	$14
Sales and marketing	100	36	245	100
Research and development	68	29	204	86
General and administrative	452	188	1,318	472
Total stock-based compensation	$627	$258	$1,789	$672
As of September 30, 2021, there was $4,780 of unrecognized compensation cost related to unvested common stock option arrangements granted under the 2021 Plan, which is expected to be recognized over a weighted-average period of 2.84 years.
The fair value of each option award was estimated on the date of grant using the Black-Scholes option-pricing model. As there was no public market for its common stock prior to March 25, 2021, which was the first day of trading, and as the trading history of the Company’s common stock was limited through March 31, 2021, the Company determined the expected volatility for options granted based on an analysis of reported data for a peer group of companies that issued options with substantially similar terms. The expected volatility of options granted has been determined using an average of the historical volatility measures of this peer group of companies. The expected life of options granted to employees was calculated using the simplified method, which represents the average of the contractual term of the option and the weighted-average vesting period of the option. The Company uses the simplified method because it does not have sufficient historical option exercise data to provide a reasonable basis upon which to estimate expected term. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected life of the share option. The Company has not paid, nor anticipates paying, cash dividends on its ordinary shares; therefore, the expected dividend yield is assumed to be zero.
The Company granted no options during the three months ended September 30, 2021. The weighted-average assumptions utilized to determine the fair value of options granted to employees are presented in the following table:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Expected volatility	N/A	52.0%	52.0%	49.7%
Weighted-average risk-free interest rate	N/A	0.33%	1.04%	0.80%
Expected dividend yield	N/A	—	—	—
Expected life – in years	N/A	6	6	6
A summary of the Company’s option activity as of September 30, 2021, which all occurred under the 2019 Plan and the 2021 Plan, and changes during the nine months then ended are as follows:

	Number of Options	Weighted-Average Exercise Price (per share)	Weighted-Average Remaining Contractual Term (in years)
Outstanding at December 31, 2020	7,611,258	$1.37	8.40
Granted	229,053	12.37
Exercised	(577,153)	1.18
Forfeited	(198,213)	2.35
Outstanding at September 30, 2021	7,064,945	1.72	7.84
Options exercisable at September 30, 2021	3,346,067	1.02	7.99
The weighted-average grant-date fair value of options granted during the nine months ended September 30, 2021 was $6.13 per share. The weighted-average grant-date fair value of options granted during the three and nine months ended September 30, 2020 was $0.89 and $0.74 per share, respectively. No tax benefits were realized from options during the three and nine months ended September 30, 2021 or 2020.
The aggregate intrinsic value of options outstanding as of September 30, 2021 and December 31, 2020 was $150,739 and $36,816, respectively.
The aggregate intrinsic value for options exercised during the three and nine months ended September 30, 2021 was $11,918 and $12,410, respectively.
The aggregate intrinsic value for options exercisable as of September 30, 2021 was $73,732.
The aggregate intrinsic value was calculated based on the positive difference, if any, between the estimated fair value of the Company’s common stock on September 30, 2021 and December 31, 2020, respectively, or the date of exercise, as appropriate, and the exercise price of the underlying options.
On July 28, 2020, the Company issued 156,852 shares of its restricted common stock (“Restricted Stock Issuance”) to the founders of Prowly for a total fair value of $291 under the 2019 Plan. This Restricted Stock Issuance vests over a three-year service period, applicable to both founders. As of September 30, 2021, 51,762 shares have vested in connection with this Restricted Stock Issuance.
During the three and nine months ended September 30, 2021, the Company granted to employees RSU awards for 9,462 and 164,487 shares of Class A common stock under the 2021 Plan, respectively. The Company recorded stock-based compensation expense related to the RSU grants of $139 and $284, respectively. The Company granted no RSU awards during the nine months ended September 30, 2020; accordingly, there was no RSU compensation expense associated with this periods.
A summary of RSU activity under the Company’s 2021 Plan for the nine months ended September 30, 2021 is as follows:

	Number of Shares	Weighted-Average Grant Date Fair Value	Aggregate Fair Value
Unvested balance at January 1, 2021	—	—
Granted	164,487	11.48	$1,888
Vested	—	—
Forfeited	—	—
Unvested balance as of September 30, 2021	164,487	11.48
2021 Employee Stock Purchase Plan
The Semrush Holdings, Inc. 2021 Employee Stock Purchase Plan (the “ESPP”) was adopted by the Board on March 3, 2021 and approved by stockholders on March 15, 2021 and became effective immediately prior to the effectiveness of the Company’s registration statement in connection with its IPO. The ESPP initially reserves and authorizes the issuance of up to a total of 3,000,667 shares of Class A common stock to participating employees. The ESPP provides that the number of shares reserved and available for issuance will automatically increase each January 1, beginning on January 1, 2022 and each January 1 thereafter through January 1, 2031, by the least of (i) 1% of the outstanding number of shares of Class A and Class B common stock on the immediately preceding December 31; (ii) 3,000,667 shares or (iii) such lesser number of shares of Class A common stock as determined by the ESPP administrator. The number of shares reserved under the ESPP is subject to adjustment in the event of a stock split, stock dividend or other change in our capitalization. The Company expects to offer, sell and issue shares of common stock under the ESPP from time to time based on various factors and conditions, although the Company is under no obligation to sell any shares under the ESPP. The Company has not issued any shares of Class A common stock under the ESPP.
Stock-Based CompensationIn 2019, the Board of Directors adopted the SEMrush Holdings, Inc. 2019 Stock Option and Grant Plan (the “Plan”), which provides for the grant of qualified incentive stock options and nonqualified stock options or other awards to the Company’s employees, officers, directors, advisors, and outside consultants for the purchase of up to 8,682,600 shares of the Company’s common stock. In July 2020, the Plan was amended to provide for the grant of qualified incentive stock options and nonqualified stock options or other awards to the Company’s employees, officers, directors, advisors, and outside consultants for the purchase of up to 10,163,772 shares of the Company’s common stock. Stock options generally vest over a 4‑year period and expire 10 years from the date of grant. Certain options provide for accelerated vesting if there is a change in control (as defined in the Plan). The Company generally issues previously unissued shares of common stock for the exercise of stock options. As of December 31, 2019 and 2020, there were 2,719,500 and 1,938,321 shares, respectively, available for future grant under the Plan.
The Company accounts for stock-based compensation in accordance with the provisions of ASC 718, which requires the recognition of expense related to the fair value of stock-based compensation awards in the statements of operations. For stock-based awards issued under the Company’s stock-based compensation plans to employees and members of the Board of Directors (the Board) for their services on the Board, the fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model as discussed further below. For service-based awards, the Company recognizes compensation expense on a straight-line basis over the requisite service period of the award with actual forfeitures recognized as they occur.
Given the absence of an active market for the Company’s common stock, the Board, the members of which the Company believes have extensive business, finance, and venture capital experience, were required to estimate the fair value of the Company’s common stock at the time of each grant of a stock-based award. The Company and the Board utilized various valuation methodologies in accordance with the framework of the American Institute of Certified Public Accountants’ Technical Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation, to estimate the fair value of its common stock. Each valuation methodology includes estimates and assumptions that require the Company’s judgment. These estimates and assumptions include a number of objective and subjective factors, in determining the value of the Company’s common stock at each grant date, including the following factors: (1) prices paid for the Company’s Preferred Stock, which the Company had sold to outside investors in arm’s-length transactions, and the rights, preferences, and privileges of the Company’s Preferred Stock and common stock; (2) valuations performed by an independent valuation specialist; (3) the Company’s stage of development and revenue growth; (4) the fact that the grants of stock-based awards involved illiquid securities in a private company; and (5) the likelihood of achieving a liquidity event for the common stock underlying the stock-based awards, such as an IPO or sale of the Company, given prevailing market conditions.
The Company believes this methodology to be reasonable based upon the Company’s internal peer company analyses, and further supported by several arm’s-length transactions involving the Company’s Preferred Stock. As the Company’s common stock is not actively traded, the determination of fair value involves assumptions, judgments, and estimates. If different assumptions were made, stock-based compensation expense, consolidated net income (loss) and consolidated net income (loss) per share could have been significantly different.
The Company has recorded stock-based compensation expense for stock options of $504 and $1,079 during the years ended December 31, 2019 and 2020, respectively. The following table shows stock-based compensation expense by where the stock-based compensation expense is recorded in the Company’s consolidated statement of operations:

	For the Year Ended December 31,
	2019	2020
Cost of revenue	$9	$18
Sales and marketing	53	166
Research and development	58	113
General and administrative	384	782
Total stock-based compensation	$504	$1,079
As of December 31, 2020, there was $5,557 of unrecognized compensation cost related to unvested common stock option arrangements granted under the Plan, which is expected to be recognized over a weighted-average period of 3.31 years.
The fair value of each option award was estimated on the date of grant using the Black-Scholes option-pricing model. As there is no public market for its ordinary shares, the Company determined the expected volatility for options granted based on an analysis of reported data for a peer group of companies that issued options with substantially similar terms. The expected volatility of options granted has been determined using an average of the historical volatility measures of this peer group of companies. The expected life of options granted to employees was calculated using the simplified method, which represents the average of the contractual term of the option and the weighted-average vesting period of the option. The Company uses the simplified method because it does not have sufficient historical option exercise data to provide a reasonable basis upon which to estimate expected term. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected life of the share option. The Company has not paid, nor anticipates paying, cash dividends on its ordinary shares; therefore, the expected dividend yield is assumed to be zero.
The weighted-average assumptions utilized to determine the fair value of options granted to employees are presented in the following table:

	Year Ended December 31,
	2019	2020
Expected volatility	45.7%	51.0%
Weighted-average risk-free interest rate	1.92%	0.71%
Expected dividend yield	—	—
Expected life – in years	6	6
A summary of option activity under the Plan as of December 31, 2020, and changes during the year then ended are as follows:

	Number of Options	Weighted-Average Exercise Price (per share)	Weighted-Average Remaining Contractual Term (in years)
Outstanding at December 31, 2019	5,963,100	$1.00	9.04
Granted	2,181,900	2.22
Exercised	(457,341)	0.55
Forfeited	(76,401)	1.23
Outstanding at December 31, 2020	7,611,258	1.37	8.40
Options exercisable at December 31, 2020	2,804,358	0.87	7.60
The weighted-average grant-date fair value of options granted during the years ended December 31, 2019 and 2020 was $0.57 and $2.01 per share, respectively. No tax benefits were realized from options during the year ended December 31, 2020.
The aggregate intrinsic value of options outstanding as of December 31, 2019 and 2020 was $1,401 and $36,816, respectively.
The aggregate intrinsic value for options exercised during the years ended December 31, 2019 and 2020 was $55 and $566, respectively.
The aggregate intrinsic value for options exercisable as of December 31, 2020 was $14,967.
The aggregate intrinsic value was calculated based on the positive difference, if any, between the estimated fair value of the Company’s common stock on December 31, 2019 and 2020, respectively, or the date of exercise, as appropriate, and the exercise price of the underlying options.
On July 28, 2020, the Company issued 156,852 shares of its restricted common stock (“Restricted Stock Issuance”) to the founders of Prowly for a total fair value of $291 under the Plan. This Restricted Stock Issuance vests over a three-year service period, applicable to both founders. The total of 156,852 shares under this Restricted Stock Issuance have been excluded from the total options outstanding as of December 31, 2020.